Redeemable non-controlling interests (Tables)	12 Months Ended
Mar. 31, 2023
Noncontrolling Interest [Abstract]
Schedule Of Redeemable Non-Controlling Interests Activity
The following tables provides details of the redeemable non-controlling interests activity for the years ended March 31, 2021, 2022 and 2023:

	Year Ended March 31, 2021	Year Ended March 31, 2022	Year Ended March 31, 2023
	RMB	RMB	RMB
Beginning balance	5,809	5,947	6,522
Accretion of redeemable non-controlling interests	138	575	675

Ending balance	5,947	6,522	7,197